Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents in national currency	R$ 941,584	R$ 388,622
Cash and cash equivalents in foreign currency	225,308	223,528
Reverse repurchase agreements* (90 days)	3,092,487	719,498
Total of cash and cash equivalents	R$ 4,259,379	R$ 1,331,648	R$ 500,446	R$ 2,154,687